Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred tax assets to be recovered	¥ 6,473	¥ 6,650
Deferred tax liabilities:
Deferred tax liabilities to be settled	(11,344)	(14,418)
Net deferred tax liabilities	(4,871)	(7,768)
1 year later [member]
Deferred tax assets:
Deferred tax assets to be recovered	1,980	3,024
Deferred tax liabilities:
Deferred tax liabilities to be settled	(9,131)	(13,037)
Not later than one year [member]
Deferred tax assets:
Deferred tax assets to be recovered	4,493	3,626
Deferred tax liabilities:
Deferred tax liabilities to be settled	¥ (2,213)	¥ (1,381)